RETIREMENT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	$ 50.5	$ 46.7	$ 50.6
Interest cost on benefit obligation	89.3	63.4	62.6
Expected return on plan assets	(127.1)	(100.6)	(90.1)
Recognition of net actuarial loss	45.1	31.8	24.7
Amortization of prior service cost (benefit)	(4.2)	(4.2)	0.5
Settlements/Curtailments	2.4		0.3
Total expense	56.0	37.1	48.6
INTERNATIONAL PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	29.6	23.1	18.9
Interest cost on benefit obligation	48.3	28.2	26.7
Expected return on plan assets	(42.3)	(22.5)	(17.0)
Recognition of net actuarial loss	3.9	5.7	4.0
Amortization of prior service cost (benefit)	0.2	0.1	0.4
Settlements/Curtailments	1.6	1.3	0.1
Total expense	41.3	35.9	33.1
U.S. POSTRETIREMENT HEALTH CARE
Net periodic benefit costs
Service cost- employee benefits earned during the year	5.1	2.2	2.0
Interest cost on benefit obligation	12.9	9.0	8.8
Expected return on plan assets	(1.2)	(1.4)	(1.5)
Recognition of net actuarial loss	0.4	0.2	0.2
Amortization of prior service cost (benefit)	0.1	0.1	(0.4)
Total expense	$ 17.3	$ 10.1	$ 9.1